ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Summary of tangible and intangible assets acquired and liabilities assumed
The table below presents the allocation of the total consideration to tangible and intangible assets acquired and liabilities assumed from the acquisition of our 80% controlling interest in TEC based on their respective fair values as of April 9, 2021:

Accounts receivable	$33,315
Inventories	71,325
Other current assets	962
Property and equipment	2,590
Operating lease ROU assets	53,829
Goodwill	18,724
Intangibles	19,900
Accounts payable	(25,393)
Accrued expenses and other current liabilities	(20,509)
Operating lease liabilities, net of current portion	(48,046)

Total	$106,697